LONG-TERM INCENTIVE PLANS (Tables)	12 Months Ended
Dec. 31, 2022
LONG-TERM INCENTIVE PLANS
Summary of changes in restricted and performance shares

Balance on January 1, 2020	13,018,407
Granted	3,146,696
Cancelled	(1,777,100)
Exercised	(1,918,669)
Balance on December 31, 2020	12,469,334
Granted	2,228,196
Cancelled	(1,755,522)
Exercised	(4,407,441)
Balance on December 31, 2021	8,534,567
Granted	5,922,879
Cancelled	(1,267,065)
Exercised	(2,377,494)
Balance on December 31, 2022	10,812,887